Business, Reduction of Operations, Going Concern, Recent Financing Activities and Basis of Preparation and Summary of Significant Accounting Policies (Schedule of Anti-Dilutive Securities) (Details)	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities	11,609,459	5,592,662	11,609,459	5,592,662
Stock options outstanding [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities	358,373	611,657	358,373	611,657
Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities	11,251,086	4,956,005	11,251,086	4,956,005
Subscription investment units [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities	0	25,000	0	25,000